Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (13,370)	£ (12,861)
Fair value of funded scheme assets	12,576	11,860
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	353	134
Unrecognised funded scheme surpluses	(16)	(28)	£ (20)	£ (23)
Surplus (deficit) in plan	(810)	(1,029)
Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(12,223)	(11,726)
Fair value of funded scheme assets	12,576	11,860
Unrecognised funded scheme surpluses	(16)	(28)
Surplus (deficit) in plan	337	106
Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,147)	(1,135)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(12,572)	(12,032)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	433	228
Unrecognised funded scheme surpluses	(16)	(28)	£ (20)	£ (23)
Surplus Deficit In Plan Net Unrecognised Funded	417	200
Surplus (deficit) in plan	(185)	(378)
Pension Schemes | Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(11,970)	(11,454)
Fair value of funded scheme assets	12,403	11,682
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	433	228
Unrecognised funded scheme surpluses	(16)	(28)
Pension Schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(602)	(578)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(798)	(829)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(80)	(94)
Surplus Deficit In Plan Net Unrecognised Funded	(80)	(94)
Surplus (deficit) in plan	(625)	(651)
Healthcare Schemes | Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(253)	(272)
Fair value of funded scheme assets	173	178
Healthcare Schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (545)	£ (557)